Notes Receivable (Details) - Schedule of Notes Receivable Consisted - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Accounts, Notes, Loans and Financing Receivable [Line Items]
Note Receivable	$ 236,654	$ 302,775
Due in the first quarter of 2023 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Note Receivable		116,280
Due in the second quarter of 2023 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Note Receivable		94,589
Due in the third quarter of 2023 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Note Receivable		91,906
Due in the first quarter of 2024 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Note Receivable	70,830
Due in the second quarter of 2024 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Note Receivable	$ 165,824